Document and Entity Information	Apr. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 09, 2025
Entity Registrant Name	Federal Home Loan Mortgage Corporation
Entity Incorporation State Country Code	X1
Entity File Number	001-34139
Entity Tax Identification Number	52-0904874
Entity Address Address Line 1	8200 Jones Branch Drive
Entity Address City Or Town	McLean
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22102-3110
City Area Code	703
Local Phone Number	903-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001026214
Amendment Flag	false